INVENTORIES	12 Months Ended
Dec. 31, 2017
INVENTORIES [Text Block]

8. INVENTORIES

As of December 31, 2017 and 2016, inventories consist of:

	December 31,	December 31,
	2017	2016
Raw materials	$74,736	$193,713
Work in Process	13,497	11,947
Finished goods	472,594	874,899
Cost of projects	297,951	651,266
	$858,778	$1,731,825
Allowance for slow-moving or obsolete inventories	(227,168)	(254,042)
Inventories, net	$631,610	$1,477,783

For the years ended December 31, 2017, 2016, and 2015, impairments for obsolete inventories were approximately $177,000, $325,000, and $275,000, respectively. Impairment charges on inventories are included with general and administrative expenses.